Financial assets and liabilities - Additional Information Trade and Other Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	$ 0.4	$ (0.7)	$ 0.0
Top of range
Disclosure Of Financial Instruments [Line Items]
Trade receivables settlement period	112 days
Trade and other receivables settlement period	60 days